Revenues, other income and and entity-wide disclosures - Narrative (Details) SFr in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2018 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expense	SFr 48,604	SFr 48,784	SFr 50,749
Trade receivables	286	295
Revenues from research and development collaborations	4,970	7,038	189,556
Recognized as revenue	4,333	5,713
Other income	0	0	44
Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Recognized as revenue	4,333	5,713
FOPH
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payment				SFr 7,000
Co-development Agreement with Orano Med
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expense	571
Licence and Collaboration Agreement with Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade receivables	18,600					$ 20
Licence and Collaboration Agreement with Novartis | Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from research and development collaborations	5,000	7,000	9,800
Decrease through recharge of employee related expenses	600
Novartis Option and Equity Rights Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from research and development collaborations			150,000
Novartis Option and Equity Rights Agreement | Commercial supply of products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from research and development collaborations			13,100
Reservation Agreement with FOPH
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from research and development collaborations	0	0	7,000
Licence and Collaboration Agreement with Amgen, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from research and development collaborations	SFr 0	SFr 0	SFr 9,653
Upfront payment | $					$ 50